Restatement (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Restatement [Abstract]
Schedule of restatement pertaining to previous year financial statements
Three months ended March 31, 2014			Previously
Financial Statement	Line Item	Corrected	Stated
Income statement	Revenue	1,289,428	1,317,347
Income statement	Cost of Sales	$561,411	$498,810
Income statement	Operating expenses	1,490,218	1,471,958
Income statement	Loss from operations	$(762,201)	$(653,421)
Income statement	Loss before income taxes	$(762,095)	$(653,315)
Income statement	Net loss	$(762,095)	$(653,315)
Statement of cash flows	Net loss	$(762,095)	$(653,315)
Statement of cash flows	Stock and options issued for services	$439,838	$421,577
Statement of cash flows	Decrease in accounts receivable	$400,330	$455,585
Statement of cash flows	Increase in accounts payable	$66,439	$41,439
Statement of cash flows	Decrease in revenue share payable	$(321,947)	$(395,935)
Statement of cash flows	Increase in deferred revenue	$211,248	$164,462

The following items were restated in the 2013 Annual Financial Statements

Balance Sheet	Previously stated	Adjustments	Restated
Accounts receivable	$1,566,964	$(55,255)	$1,511,709
Revenue share payable	$1,193,661	$93,891	$1,287,552
Deferred revenue	$4,252	$222,020	$226,272
Additional paid in capital	$8,726,708	$148,477	$8,875,155
Deferred stock compensation	$(233,942)	$(36,520)	$(270,462)
Accumulated deficit	$(24,616,220)	$(483,137)	$(25,099,357)

Statement of Operations
Revenue	$4,957,016	$(277,275)	$4,679,741
Revenue share expense	$1,767,425	$93,891	$1,861,316
Operating expenses	$2,973,990	$111,701	$3,085,691
Net income (loss)	$215,847	$(483,137)	$(267,290)

Statement of Cash Flows
Net income (loss)	$215,847	$(483,137)	$(267,290)
Stock options issued for services	$19,547	$75,451	$94,998
Stock-based compensation	$399,092	$36,520	$435,612
Changes in accounts receivable	$(950,166)	$55,255	$(894,911)
Changes in revenue share payable	$1,103,084	$93,891	$1,196,975
Changes in deferred revenue	$(45,000)	$222,020	$177,020

Period Ended September 30, 2013 (unaudited):

Balance Sheet	Previously stated	Adjustments	Restated

Revenue share payable	$782,902	$28,376	$811,278
Deferred revenue	$13,272	$147,860	$161,132
Additional paid in capital	$8,449,271	$148,477	$8,597,748
Deferred stock compensation	$(233,077)	$(54,780)	$(287,857)
Accumulated deficit	$(24,870,854)	$(270,207)	$(25,141,061)

Statement of Operations
Three Months ended September 30, 2013
Revenue	$1,373,029	$(147,860)	$1,225,169
Revenue share expense	$529,134	$28,376	$557,510
Operating expenses	$982,504	$93,971	$1,076,475
Net income (loss)	$(141,527)	$(270,207)	$(411,734)
Nine Months ended September 30, 2013
Revenue	$3,146,406	$(147,860)	$2,998,546
Revenue share expense	$1,264,059	$28,376	$1,292,435
Operating expenses	$2,272,239	$93,971	$2,366,210
Net income (loss)	$(389,716)	$(270,207)	$(659,923)

Statement of Cash Flows
Net income (loss)	$(389,716)	$(270,207)	$(659,923)
Stock-based compensation	$310,823	$93,971	$404,794
Changes in revenue share payable	$649,825	$28,376	$678,201
Changes in deferred revenue	$(35,980)	$147,860	$111,880

Period Ended March 31, 2014 (unaudited):

Three Months ended March 31, 2014
Balance Sheet	Previously stated	Adjustments	Restated

Revenue share payable	$797,725	$167,880	$965,605
Deferred revenue	$168,714	$268,807	$437,521
Additional paid in capital	$27,155,730	$148,477	$27,304,207
Deferred stock compensation	$(454,409)	$(18,260)	$(472,669)
Accumulated deficit	$(25,269,535)	$(591,917)	$(25,861,452)

Statement of Operations

Revenue	$1,317,347	$(27,919)	$1,289,428
Revenue share expense	$498,810	$62,601	$561,411
Operating expenses	$1,471,598	$18,260	$1,489,858
Net income (loss)	$(653,315)	$(108,780)	$(762,095)

Statement of Cash Flows
Net income (loss)	$(653,315)	$(108,780)	$(762,095)
Stock-based compensation	$361,957	$18,260	$380,217
Changes in revenue share payable	$(395,935)	$62,601	$(333,334)
Changes in deferred revenue	$164,462	$27,919	$192,381

Period Ended June 30, 2014 (unaudited):

Balance Sheet	Previously stated	Adjustments	Restated

Revenue share payable	$506,901	$366,088	$872,989
Deferred revenue	$42,908	$258,270	$301,178
Additional paid in capital	$27,304,112	$84,677	$27,388,789
Accumulated deficit	$(25,322,216)	$(738,674)	$26,060,890)

Statement of Operations
Three Months ended June 30, 2014
Revenue	$1,454,214	$(27,206)	$1,427,008
Revenue share expense	$540,048	$190,092	$730,140
Operating expenses	$967,070	$(70,541)	$896,529
Net income (loss)	$(52,681)	$(146,757)	$(199,438)

Six Months ended June 30, 2014
Revenue	$2,771,560	$(55,124)	$2,716,436
Revenue share expense	$1,038,858	$252,693	$1,291,551
Operating expenses	$2,439,028	$(52,281)	$2,386,747
Net income (loss)	$(705,996)	$(255,537)	$(961,533)

Statement of Cash Flows
Net income (loss)	$(705,996)	$(255,537)	$(961,533)
Stock-based compensation	$654,634	$(52,281)	$602,353
Changes in revenue share payable	$(686,760)	$252,693	$(434,067)
Changes in deferred revenue	$38,656	$55,124	$93,780

Period Ended September 30, 2014(unaudited):

Balance Sheet	Previously stated	Adjustments	Restated

Revenue share payable	$853,410	$421,019	$1,274,429
Deferred revenue	$-0-	$118,949	$118,949
Additional paid in capital	$28,398,825	$84,677	$28,483,502
Accumulated deficit	$(25,716,530)	$(638,903)	$(26,355,433)

Statement of Operations
Three Months ended September 30, 2014
Revenue	$1,620,215	$199,206	$1,819,421
Revenue share expense	$858,898	$99,435	$958,,333
Operating expenses	$1,155,933	$-0-	$1,155,933
Net income (loss)	$(394,314)	$99,771	$(294,543)

Nine Months ended September 30, 2014
Revenue	$4,391,775	$144,082	$4,535,857
Revenue share expense	$1,897,757	$352,127	$2,249,884
Operating expenses	$3,594,961	$(52,280)	$3,542,681
Net income (loss)	$(1,100,310)	$(155,766)	$(1,256,076)

Statement of Cash Flows
Net income (loss)	$(1,100,310)	$(155,766)	$(1,256,076)
Stock-based compensation	$1,118,952	$(52,280)	$(1,066,672)
Changes in revenue share payable	$(340,251)	$352,127	$11,876
Changes in deferred revenue	$(4,252)	$(144,082)	$(148,334)